Income Tax Expenses	6 Months Ended
Jun. 30, 2023
Disclosure of Income Tax [Abstract]
Income Tax Expenses
9.
INCOME TAX EXPENSES

	For the six months ended June 30,
	2023	2022
(In thousands of US$)	US$	US$
US Corporate Income Tax ("CIT") — current year	10	1

Other than the subsidiary operating in the US, no provision for income taxation has been made as the Company and the other subsidiaries had incurred tax losses in the PRC, Australia and Hong Kong for the six months ended June 30, 2022 and 2023. Tax expense of $10 thousand for the six months ended June 30, 2023 is primarily for taxes on investments.